Business Combinations	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
BUSINESS COMBINATIONS
NOTE 3:-	BUSINESS COMBINATIONS

On April 5, 2022, the Company, through its wholly owned subsidiary Kornit Digital Technologies, acquired all of the outstanding shares of Tesoma GMBH, a German manufacturer of continuous dryers and oven systems. Under the related acquisition agreement, the total consideration was $15,443. In addition, the Company incurred acquisition-related costs in a total amount of $512. Acquisition-related costs include legal, accounting, consulting fees and other external costs directly related to the acquisition. These transaction costs were included in general and administrative expenses in the consolidated statements of operations.

Tesoma generates revenues from several streams such as: industry solutions, glass, textile, service, graphics and sheet metal working. Tesoma focuses on several markets, including textile, mechanical engineering and automotive.

The Company believes this acquisition will strategically accelerate its value proposition for fulfillers in the area of dryers for the textile industry.

The Tesoma acquisition was accounted for as a business combination in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Acquisition related costs are expensed to the statement of operations in the period incurred.

Under business combination accounting principles, the total purchase price was allocated to Tesoma’s net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

The preliminary fair value estimates for the intangible assets acquired as part of the Tesoma acquisition were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the respective measurement period to the information that existed as of the acquisition date (up to one year from the acquisition date). The following table summarizes the purchase price allocation of Tesoma Acquisition:

	Fair value	Amortization period (years)
Tangible assets (liabilities):
Cash	$789
Accounts receivable and other receivables	1,672
Inventory	3,991
Property and equipment	6,194
Other assets	343
Advance from customers	(1,726)
Trade payables	(466)
Provisions and other liabilities	(717)
Deferred tax liabilities, net	(855)
Net assets	9,225

Intangible assets:
Technology	1,213	2.5
Customer Relationship	856	5.8
Backlog	432	0.5
Goodwill	3,717	Infinite
Total purchase price	$15,443

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is not deductible for income tax purpose.

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s unaudited interim consolidated statements of operations.